Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

April 25, 2006

VIA EDGAR AND ELECTRONIC MAIL

Ms. Linda Stirling

Senior Counsel

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Dear Ms. Stirling:

RE: Wells Fargo Advantage Outlook Funds of Wells Fargo Funds Trust (the “Trust”)

Thank you for your verbal comments of Friday, April 21, 2006 to the preliminary proxy statement filed Tuesday, April 11, 2006 on behalf of the Wells Fargo Advantage Outlook Funds (the “Funds”). As discussed, it is our intent to print and mail the definitive proxy statement for the Funds by or before April 28th; therefore the definitive proxy for the Funds accompanies this letter and reflects changes in accordance with your comments as well as other non-material changes. For your convenience, your comments or suggestions are summarized in boldface type below, immediately followed by our responses.

1.	On page 6 of the proxy statement under the heading “Reasons for the Proposals – The Advisory Proposals,” please clarify how shareholders will indirectly bear the advisory fees and other expenses of the master portfolios, but overall net expenses will decrease.

The paragraph below has been added to the proxy statement to clarify that shareholders will indirectly bear advisory fees and other expenses of the master portfolios. The paragraph immediately follows the diagram of the Funds’ new structure on page 6.

Initially, each Outlook Fund will invest in a total of three newly created Master Portfolios. In the Gateway Blended Fund structure, each Outlook Fund would indirectly bear the expenses, including those of the advisory fees, of the Master Portfolios; however, because Funds Management has lowered the contractual fee caps for the Outlook Funds for at least two years following the Structural Conversion, overall net expenses of the Funds will be lower. This Structural Conversion will allow the Outlook Funds to pool their assets in the Master Portfolios, and is expected to provide greater economies of scale and broader diversification for the Outlook Funds.

Ms. Linda Stirling

April 25, 2006

2.	On page 7 under the heading “Effect of the Proposals – The Advisory Proposals,” please add reference to the advisory fees that shareholders will bear from the master portfolios.

The sentences below have been added to the end of the first paragraph regarding “Changes in Management” under the “Effect of the Proposals – The Advisory Proposals” on page 7 clarifying that shareholders will indirectly bear advisory fees of the master portfolios.

Outlook Fund shareholders would bear indirectly the advisory fees paid to Funds Management by the Master Portfolios for managing the Master Portfolios’ direct investments in securities. It is estimated that the weighted average of the advisory fees from the Master Portfolios will be between 0.19% and 0.34% of each Fund’s average net assets. Accordingly, the total advisory fees that Outlook Fund shareholders would bear directly and indirectly may be between 0.44% and 0.59%.

3.	On page 8 in the table containing the Current Principal Strategies of the Funds, please state the date of the last fiscal year as “February 28, 2006.”

The sentence has been revised as suggested.

4.	On page 8 in the table containing the Proposed Principal Strategies and throughout the proxy statement, please clarify that the Funds invest in master portfolios that in turn invest directly in securities.

The language for the Proposed Principal Strategies has been revised to read:

The Fund is a gateway blended fund that invests in various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate the total return of the Dow Jones Target [Date] Index. [Emphasis added.]

5.	The Proposed Principal Strategies of each Outlook Fund states that the Fund uses an asset allocation strategy designed to replicate the total return of the Dow Jones Target [Date] Index. Please provide further explanation regarding how this is achieved (e.g., Is the Fund able to invest in different individual securities than the Index? Is it able to invest in security derivatives?).

Under the section discussing “Changes in the Investment Strategies,” a sentence has been added directing readers to the section entitled “More About the Master Portfolios” to learn more about how each Fund intends to replicate the total return of the Dow Jones Target Date Indexes. Under that section, two paragraphs have been revised to clarify that the Diversified Stock Portfolio will approximate the total rate of return of the equity portion of the Dow Jones Target Date Indexes by using a process of optimization; and the Diversified Fixed Income Portfolio will approximate the total rate of return of the fixed

Ms. Linda Stirling

April 25, 2006

income portion of the Dow Jones Target Date Indexes by using a stratified sampling process executed under strict guidelines that eliminate active overweight or underweight positions. Language has also been added to explain that each of the two Master Portfolios may occasionally invest in index futures and options on indexes as a substitute for a comparable position in the underlying securities. Each Portfolio reserves the right to hold different securities than those in the underlying indexes.

6.	After describing the Proposed Principal Strategies, please described the additional risks to which the Funds will be exposed.

A section entitled “Changes in Investment Risks” has been added after “Changes in Investment Strategies.” The new section describes in detail the following additional risks to which the Funds are likely to be subject:

•	Credit Risks

•	Foreign Investment Risks

•	Emerging Market Securities Risks

•	Small and Medium Company Securities Risks

•	U.S. Government Agency Securities Risks

7.	According to the preliminary proxy statement, the Funds will not reach their target asset allocation until 10 years after the date in the Fund’s name. Please explain how this strategy comports with the “Names Rule” of Rule 35d-1 under the Investment Company Act of 1940, as amended.

Language in the proxy statement has been revised to clarify that the asset allocation strategy of the Funds is designed for investors planning to retire around the year stated in the Fund’s name. Upon reaching its target year, each Outlook Fund will continue to lower its equity risk for another 10 years generally holding more fixed income securities and money market instruments until the asset mix is approximately the same as the newly named Dow Jones Target Today Fund. The understanding is that most retirees will not wish to withdraw all of their investments immediately upon reaching retirement, but rather will withdraw monies over time. The post-retirement 10-year decline in equity exposure allows the Fund to continue to experience some growth while investors withdraw monies from the Funds.

8.	On page 11, please add the Funds’ current benchmark(s) to the table containing each Fund’s average annual total returns compared to the Dow Jones Target [Date] Indexes.

The Funds currently compare their performance to three broad-based indexes: (1) the Russell 3000 Index, (2) the MSCI EAFE Index, and (3) the Lehman Brothers U.S. Treasury 3-5 Year Index. The 1-year, 5-year and 10-year return numbers for those indexes as of December 31, 2005 have been added to the table.

Ms. Linda Stirling

April 25, 2006

9.	Please clarify throughout the proxy statement the number of master portfolios being created in which the Funds will invest. Is it three master portfolios per Outlook Fund or three master portfolios in total? Further explain how the asset allocation will be accomplished depending on the answer to this question.

Throughout the proxy statement, disclosure has been added clarifying that currently there is a total of three master portfolios in which all of the Outlook Funds will invest. The new structure allows the Outlook Funds to pool their assets in the three master portfolios to provide for greater economies of scale and broader diversification. Each Outlook Fund will invest in the master portfolios in varying allocation percentages depending on the stated year in the Fund’s name. A sentence has been added to the section entitled “Changes in Investment Strategies,” which clarifies that as the year in the Fund’s name approaches, the Fund will generally invest more in the Diversified Fixed Income Portfolio and the Money Market Portfolio and less in the Diversified Stock Portfolio.

10.	On page 12, in the table containing the Investment Objectives and Principal Investment Strategies of the master portfolios, it states that the sub-adviser attempts to achieve a correlation of at least 95% of the appropriate portion of the Index. Please indicate that the sub-adviser will take the appropriate steps to make adjustments to the extent the correlation deviates from 95%.

The paragraph below has been added to page 12 of the proxy statement to clarify that the sub-adviser will take appropriate steps to make adjustments to the extent the correlation deviates from 95%.

A precise duplication of the performance of the Dow Jones Target Date Indexes would mean that the net asset value of the shares of the Diversified Stock Portfolio and the Diversified Fixed Income Portfolio, including dividends and capital gains, would increase or decrease in exact proportion to changes in the Dow Jones Target Date Indexes. Such a 100% correlation is not practical. Rather, the portfolio managers monitor the performance and the composition of the Dow Jones Target Date Indexes and adjust the Master Portfolios’ portfolios as necessary to reflect any changes to the Dow Jones Target Date Indexes and to maintain a 95% or better performance correlation before fees and expenses. The underlying indexes comprising the Diversified Stock and Diversified Fixed Income Portfolios may vary over time.

11.	In the paragraph that starts “In an effort to run an efficient and effective strategy…” there is a sentence that states that the Diversified Stock Portfolio first buys the stocks that make up the larger equity capitalization portion of the Dow Jones Target Date Index… Please correct the sentence if appropriate to read that the stocks that make up the larger capitalization equity portion of the Dow Jones Target Date Index…”

The sentence has been corrected as suggested.

Ms. Linda Stirling

April 25, 2006

12.	In the same paragraph, a sentence states that the portfolio managers try to “replicate the industry and risk characteristics” of the smaller companies. Please clarify if this is different than replicating the “total return” as discussed earlier and also clarify how the portfolio managers will do this. Will the Funds own the securities of some or all of the stocks? Will the Funds own derivatives of securities?

See response to comment number 5 above. The paragraph has been revised to clarify that the Diversified Stock Portfolio intends to replicate the total rate of return by using a process of “optimization,” which is a statistical sampling technique. The paragraph further explains that with respect to investments in smaller companies, the Diversified Stock Portfolio will not buy all of the stocks, but rather will attempt to approximate the total rate of return by sampling industry and risk characteristics of the smaller companies. As explained in response to comment number 5, the Diversified Stock Portfolio may occasionally invest in index futures and options on indexes as a substitute for a comparable position in the underlying securities. The Diversified Stock Portfolio also reserves the right to hold different securities than those in the underlying indexes.

13.	It is clearly stated that SSgA Funds Management, Inc. will manage two of the master portfolios as sub-adviser and Wells Capital Management Incorporated will manage another master portfolio as sub-adviser. Please state which entity will serve as the principal investment adviser of the master portfolios.

A sentence has been added to the appropriate paragraphs stating that Wells Fargo Funds Management, LLC will serve as investment adviser to the newly created master portfolios.

14.	Under the sub-heading “Change of Fund Expenses,” please add further clarification that the Funds will bear the expenses of the master portfolios, including advisory fees.

The second sentence under “Change of Fund Expenses” has been revised as follows:

The Board approved such changes and noted that overall, although the Funds will indirectly bear the expenses, including advisory fees, of the Master Portfolios, each Fund’s net expenses will be reduced. [Emphasis added.]

15.	In the footnotes to the fee tables shown in Exhibit A, please indicate the percentage amount of expenses the Funds will bear from the master portfolios.

As requested, footnote 2 to the fee tables in Exhibit A now reads as follows:

(2) Pro forma expenses for the Funds include expenses that would be allocated from the Master Portfolios in which each Fund will invest. Expenses of the Master Portfolios are estimated to be as follows: Diversified Stock Portfolio—0.44%; Diversified Fixed Income Portfolio—0.37%; Money Market Portfolio—0.15%.

Ms. Linda Stirling

April 25, 2006

Conclusion

The Funds accept responsibility for the adequacy and accuracy of the disclosure in the filings that are the subject of this letter. The Funds acknowledge that staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to these filings. The Funds further acknowledge that they may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust that the above response adequately addresses your comments and suggestions. If you need additional information, please do not hesitate to contact me at 415-396-8235.

Sincerely,

WELLS FARGO FUNDS MANAGEMENT, LLC

By	/s/ Elaine E. Richards
Elaine E. Richards
Senior Counsel

cc:	Marco Adelfio
David Messman